Cover page Document	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ALPHABET INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address, Address Line One	1600 Amphitheatre Parkway
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001652044
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Security Exchange Name	NASDAQ
Capital Class C
Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Security Exchange Name	NASDAQ
2.875% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	2.875% Senior Notes due 2031
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.375% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	2.375% Senior Notes due 2028
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.125% Senior Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.500% Senior Notes due 2038
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2038
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000% Senior Notes Due 2054
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2054
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.375% Senior Notes due 2064
Entity Information [Line Items]
Title of 12(b) Security	4.375% Senior Notes due 2064
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.875% Senior Notes Due 2045
Entity Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000% Senior Notes due 2044
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2044
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.500% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	2.500% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.000% Senior Notes Due 2033
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2033
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.375% Senior Notes Due 2037
Entity Information [Line Items]
Title of 12(b) Security	3.375% Senior Notes due 2037
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.125% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.625% Senior Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	4.625% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.500% Senior Notes due 2041
Entity Information [Line Items]
Title of 12(b) Security	5.500% Senior Notes due 2041
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.875% Senior Notes due 2058
Entity Information [Line Items]
Title of 12(b) Security	5.875% Senior Notes due 2058
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
6.125% Senior Notes due 2126
Entity Information [Line Items]
Title of 12(b) Security	6.125% Senior Notes due 2126
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Depositary Shares, Series A Mandatory Convertible Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series A Mandatory Convertible Preferred Stock, par value $0.001
Trading Symbol	GOOGM
Security Exchange Name	NASDAQ
Depositary Shares, Series B Mandatory Convertible Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series B Mandatory Convertible Preferred Stock, par value $0.001
Trading Symbol	GOOGN
Security Exchange Name	NASDAQ
3.200% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	3.200% Senior Notes due 2030
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.450% Senior Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.450% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.625% Senior Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.100% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	4.100% Senior Notes due 2039
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.500% Senior Notes due 2045
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.800% Senior Notes due 2063
Entity Information [Line Items]
Title of 12(b) Security	4.800% Senior Notes due 2063
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true